Fair Value Measurement (Tables)	6 Months Ended
Jun. 30, 2025
Fair Value Measurement [Abstract]
Schedule of Fair Value Contingent Consideration

The estimated fair value of the contingent consideration was determined using the Black-Scholes option-pricing model and were based on the following assumptions:

May 15, 2024 (acquisition date)
Dividend yield	0.0%
Volatility	13.8%
Risk Free Rate	4.3 – 4.4%
Expected life	3.6 – 6 years
Cost of debt	17.6% – 18.3. %